RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
EM
Related party transactions	$ 2,201,000		$ 5,041,000	$ 11,385,000	$ 15,858,000
OMG
Related party transactions		$ 0	$ 5,000	$ 5,000	$ 86,000